RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

During the year ended November 30, 2018 and the period ended November 30, 2017, the Company paid officers and directors management fees of $0 and $4,500, respectively.

During the financial year ended November 30, 2017, an officer of the Company paid operating expenses of $950 on behalf of the Company. During the year ended November 30, 2018, the amount owed to the officer was fully repaid by the Company. As at November 30, 2018 there is no outstanding amount owed to the officer.

The Company does not own or lease property or lease office space. The office space used by the Company was arranged by the founder of the Company to use at no charge.

The Company does not have employment contracts with its sole key employee, the controlling shareholder, who is an officer and director of the Company.